THE MUNDER FUNDS

Supplement Dated September 11, 2006

To Prospectuses Dated October 31, 2005

This Supplement supersedes the Supplement

dated August 8, 2006.

On August 4, 2006, the management team of Munder Capital Management (“Munder Capital”) announced that it had partnered with private equity firm Crestview Capital Partners, L.P. and Grail Partners LLC to acquire Comerica Incorporated’s (“Comerica”) controlling interest in Munder Capital for $302 million. As of June 30, 2006, Munder Capital had $25.1 billion in actively managed equity and fixed-income strategies on behalf of institutional and individual investors. Munder Capital further announced that Comerica will retain control of World Asset Management (“World”), a current division of Munder Capital, which had approximately $15.9 billion of passively managed assets as of June 30, 2006.

The closing of the transaction is subject to certain regulatory and third party approvals and the satisfaction of other customary conditions. Subject to such approvals, and the satisfaction of those conditions, Munder Capital anticipates that the transaction will be completed by the end of 2006.

Munder Capital currently serves as the investment adviser to each of the separate series of Munder Series Trust (“MST”), Munder Series Trust II (“MST II”) and The Munder @Vantage Fund (“@Vantage”) (collectively, “Munder Funds”). World, as a division of Munder Capital, currently provides investment advisory services to three series of the Munder Funds through an investment advisory agreement between Munder Capital and MST on behalf of these funds. Under the Investment Company Act of 1940, the consummation of the transaction will result in the assignment and automatic termination of the current investment advisory agreements between the Munder Funds and Munder Capital on behalf of each of the Munder Funds.

At meetings of the Board of Trustees of the Munder Funds, held on August 21-22, 2006, the Board of Trustees approved several matters, including a new Combined Investment Advisory Agreement (“New Advisory Agreement”) with Munder Capital for all of the Munder Funds, subject to necessary shareholder approvals. In addition, the Board of Trustees of the Munder Funds called a Special Meeting of the Shareholders of the Munder Funds (“Meeting”), which is expected to be held on or about October 26, 2006.

At the Meeting, shareholders of the Munder Funds will be asked:

1.	To approve a New Advisory Agreement with Munder Capital;

2.	To approve the elimination or amendment of certain fundamental investment restrictions (Munder Energy Fund, Munder Internet Fund, Munder Healthcare Fund, Munder Micro-Cap Equity Fund and Munder Technology Fund only);

3.	To approve a manager of managers arrangement that would allow Munder Capital and any Munder Fund to enter into and materially amend sub-advisory agreements relating to such Munder Fund without obtaining shareholder approval; and

4.	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

Proxy materials describing these matters are expected to be mailed to shareholders of the Munder Funds on or about September 13, 2006. If shareholder approval is obtained, these matters are expected to be effectuated prior to the end of 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MUNDER INDEX 500 FUND

Class A, B, K, R & Y Shares

Supplement Dated September 11, 2006

To Prospectus Dated October 31, 2005

This Supplement supersedes the Supplement

dated August 8, 2006.

On August 4, 2006, the management team of Munder Capital Management (“Munder Capital”) announced that it had partnered with private equity firm Crestview Capital Partners, L.P. and Grail Partners LLC to acquire Comerica Incorporated’s (“Comerica”) controlling interest in Munder Capital for $302 million. As of June 30, 2006, Munder Capital had $25.1 billion in actively managed equity and fixed-income strategies on behalf of institutional and individual investors. Munder Capital further announced that Comerica will retain control of World Asset Management (“World”), a current division of Munder Capital, which had approximately $15.9 billion of passively managed assets as of June 30, 2006.

The closing of the transaction is subject to certain regulatory and third party approvals and the satisfaction of other customary conditions. Subject to such approvals, and the satisfaction of those conditions, Munder Capital anticipates that the transaction will be completed by the end of 2006.

Munder Capital currently serves as the investment adviser to each of the separate series of Munder Series Trust (“MST”), Munder Series Trust II (“MST II”) and The Munder @Vantage Fund (“@Vantage”) (collectively, “Munder Funds”). World, as a division of Munder Capital, currently provides investment advisory services to the Munder Index 500 Fund, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund (“Index Funds”) through an investment advisory agreement between Munder Capital and MST on behalf of the Index Funds. Under the Investment Company Act of 1940, the consummation of the transaction will result in the assignment and automatic termination of the current investment advisory agreements between the Munder Funds and Munder Capital on behalf of each of the Munder Funds.

At meetings of the Board of Trustees of the Munder Funds, held on August 21-22, 2006, the Board of Trustees approved several matters, including (a) a new Combined Investment Advisory Agreement (“New Advisory Agreement”) with Munder Capital for all of the Munder Funds and (b) a new investment sub-advisory agreement with World for the Index Funds, subject to necessary shareholder approvals. In addition, the Board of Trustees of the Munder Funds called a Special Meeting of the Shareholders of the Munder Funds (“Meeting”), which is expected to be held on or about October 26, 2006.

At the Meeting, shareholders of the Munder Index 500 Fund will be asked:

1.	To approve a New Advisory Agreement with Munder Capital;

2.	To approve a New Sub-Advisory Agreement with World;

3.	To approve a manager of managers arrangement that would allow Munder Capital and any Munder Fund to enter into and materially amend sub-advisory agreements relating to such Munder Fund without obtaining shareholder approval; and

4.	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

Proxy materials describing these matters are expected to be mailed to shareholders of the Munder Funds on or about September 13, 2006. If shareholder approval is obtained, these matters are expected to be effectuated prior to the end of 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

INSTITUTIONAL MONEY MARKET FUND

COMERICA CLASS K SHARES

COMERICA CLASS Y SHARES

Supplement Dated September 11, 2006

To Prospectus Dated April 30, 2006

This Supplement supersedes the Supplement dated August 8, 2006.

On August 4, 2006, the management team of Munder Capital Management (“Munder Capital”) announced that it had partnered with private equity firm Crestview Capital Partners, L.P. and Grail Partners LLC to acquire Comerica Incorporated’s (“Comerica”) controlling interest in Munder Capital for $302 million. As of June 30, 2006, Munder Capital had $25.1 billion in actively managed equity and fixed-income strategies on behalf of institutional and individual investors. Munder Capital further announced that Comerica will retain control of World Asset Management (“World”), a current division of Munder Capital, which had approximately $15.9 billion of passively managed assets as of June 30, 2006.

The closing of the transaction is subject to certain regulatory and third party approvals and the satisfaction of other customary conditions. Subject to such approvals, and the satisfaction of those conditions, Munder Capital anticipates that the transaction will be completed by the end of 2006.

Munder Capital currently serves as the investment adviser to the Institutional Money Market Fund and each of the other separate series of Munder Series Trust (“MST”), Munder Series Trust II (“MST II”) and The Munder @Vantage Fund (“@Vantage”) (collectively, “Munder Funds”). World, as a division of Munder Capital, currently provides investment advisory services to three series of the Munder Funds through an investment advisory agreement between Munder Capital and MST on behalf of these funds. Under the Investment Company Act of 1940, the consummation of the transaction will result in the assignment and automatic termination of the current investment advisory agreements between the Munder Funds and Munder Capital on behalf of each of the Munder Funds.

At meetings of the Board of Trustees of the Munder Funds, held on August 21-22, 2006, the Board of Trustees approved several matters, including a new Combined Investment Advisory Agreement (“New Advisory Agreement”) with Munder Capital for all of the Munder Funds, subject to necessary shareholder approvals. In addition, the Board of Trustees of the Munder Funds called a Special Meeting of the Shareholders of the Munder Funds (“Meeting”), which is expected to be held on or about October 26, 2006.

At the Meeting, shareholders of the Institutional Money Market Fund will be asked:

1.	To approve a New Advisory Agreement with Munder Capital; and

2.	To approve a manager of managers arrangement that would allow Munder Capital and any Munder Fund to enter into and materially amend sub-advisory agreements relating to such Munder Fund without obtaining shareholder approval; and

3.	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

Proxy materials describing these matters are expected to be mailed to shareholders of the Munder Funds on or about September 13, 2006. If shareholder approval is obtained, these matters are expected to be effectuated prior to the end of 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LIQUIDITY MONEY MARKET FUND

Supplement Dated September 11, 2006

To Prospectus Dated April 30, 2006

This Supplement supersedes the Supplement dated August 8, 2006.

On August 4, 2006, the management team of Munder Capital Management (“Munder Capital”) announced that it had partnered with private equity firm Crestview Capital Partners, L.P. and Grail Partners LLC to acquire Comerica Incorporated’s (“Comerica”) controlling interest in Munder Capital for $302 million. As of June 30, 2006, Munder Capital had $25.1 billion in actively managed equity and fixed-income strategies on behalf of institutional and individual investors. Munder Capital further announced that Comerica will retain control of World Asset Management (“World”), a current division of Munder Capital, which had approximately $15.9 billion of passively managed assets as of June 30, 2006.

The closing of the transaction is subject to certain regulatory and third party approvals and the satisfaction of other customary conditions. Subject to such approvals, and the satisfaction of those conditions, Munder Capital anticipates that the transaction will be completed by the end of 2006.

Munder Capital currently serves as the investment adviser to the Liquidity Money Market Fund and each of the other separate series of Munder Series Trust (“MST”), Munder Series Trust II (“MST II”) and The Munder @Vantage Fund (“@Vantage”) (collectively, “Munder Funds”). World, as a division of Munder Capital, currently provides investment advisory services to three series of the Munder Funds through an investment advisory agreement between Munder Capital and MST on behalf of these funds. Under the Investment Company Act of 1940, the consummation of the transaction will result in the assignment and automatic termination of the current investment advisory agreements between the Munder Funds and Munder Capital on behalf of each of the Munder Funds.

At meetings of the Board of Trustees of the Munder Funds, held on August 21-22, 2006, the Board of Trustees approved several matters, including a new Combined Investment Advisory Agreement (“New Advisory Agreement”) with Munder Capital for all of the Munder Funds, subject to necessary shareholder approvals. In addition, the Board of Trustees of the Munder Funds called a Special Meeting of the Shareholders of the Munder Funds (“Meeting”), which is expected to be held on or about October 26, 2006.

At the Meeting, shareholders of the Liquidity Money Market Fund will be asked:

1.	To approve a New Advisory Agreement with Munder Capital; and

2.	To approve a manager of managers arrangement that would allow Munder Capital and any Munder Fund to enter into and materially amend sub-advisory agreements relating to such Munder Fund without obtaining shareholder approval; and

3.	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

Proxy materials describing these matters are expected to be mailed to shareholders of the Munder Funds on or about September 13, 2006. If shareholder approval is obtained, these matters are expected to be effectuated prior to the end of 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MUNDER S&P® MIDCAP INDEX EQUITY FUND

MUNDER S&P® SMALLCAP INDEX EQUITY FUND

Class K & Y Shares

Supplement Dated September 11, 2006

To Prospectus Dated April 30, 2006

This Supplement supersedes the Supplement dated August 8, 2006.

On August 4, 2006, the management team of Munder Capital Management (“Munder Capital”) announced that it had partnered with private equity firm Crestview Capital Partners, L.P. and Grail Partners LLC to acquire Comerica Incorporated’s (“Comerica”) controlling interest in Munder Capital for $302 million. As of June 30, 2006, Munder Capital had $25.1 billion in actively managed equity and fixed-income strategies on behalf of institutional and individual investors. Munder Capital further announced that Comerica will retain control of World Asset Management (“World”), a current division of Munder Capital, which had approximately $15.9 billion of passively managed assets as of June 30, 2006.

The closing of the transaction is subject to certain regulatory and third party approvals and the satisfaction of other customary conditions. Subject to such approvals, and the satisfaction of those conditions, Munder Capital anticipates that the transaction will be completed by the end of 2006.

Munder Capital currently serves as the investment adviser to each of the separate series of Munder Series Trust (“MST”), Munder Series Trust II (“MST II”) and The Munder @Vantage Fund (“@Vantage”) (collectively, “Munder Funds”). World, as a division of Munder Capital, currently provides investment advisory services to the Munder Index 500 Fund, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund (“Index Funds”) through an investment advisory agreement between Munder Capital and MST on behalf of the Index Funds. Under the Investment Company Act of 1940, the consummation of the transaction will result in the assignment and automatic termination of the current investment advisory agreements between the Munder Funds and Munder Capital on behalf of each of the Munder Funds.

At meetings of the Board of Trustees of the Munder Funds, held on August 21-22, 2006, the Board of Trustees approved several matters, including (a) a new Combined Investment Advisory Agreement (“New Advisory Agreement”) with Munder Capital for all of the Munder Funds and (b) a new investment sub-advisory agreement with World for the Index Funds, subject to necessary shareholder approvals. In addition, the Board of Trustees of the Munder Funds called a Special Meeting of the Shareholders of the Munder Funds (“Meeting”), which is expected to be held on or about October 26, 2006.

At the Meeting, shareholders of each of the Index Funds will be asked:

1.	To approve a New Advisory Agreement with Munder Capital;

2.	To approve a New Sub-Advisory Agreement with World;

3.	To approve a manager of managers arrangement that would allow Munder Capital and any Munder Fund to enter into and materially amend sub-advisory agreements relating to such Munder Fund without obtaining shareholder approval; and

4.	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

Proxy materials describing these matters are expected to be mailed to shareholders of the Munder Funds on or about September 13, 2006. If shareholder approval is obtained, these matters are expected to be effectuated prior to the end of 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE